Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	COINSHARES PLC
Entity Central Index Key	0002087587
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	Y9
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	CoinShares PLC, a public company limited by shares organized under the laws of Jersey, Channel Islands, filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form F-1 (File No. 333-295946) on May 15, 2026, which was subsequently declared effective on June 2, 2026 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form F-1 (the “Post-Effective Amendment”) is being filed in order to include unaudited consolidated financial statements as of June 30, 2026 and for the six months ended June 30, 2026 and to update certain other information contained in the Registration Statement.The information included in this filing amends and restates the information contained in the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.